Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended				9 Months Ended	12 Months Ended
	Aug. 17, 2016	Nov. 30, 2003	Sep. 30, 2003	Mar. 31, 2001	Jun. 30, 2000	Sep. 30, 2016	Dec. 31, 2003	Jun. 30, 2009	Mar. 31, 2008	Feb. 28, 2007	Feb. 28, 2006	Jun. 30, 2005
Class Of Stock [Line Items]
Proceeds from issuance of common stock						$ 15.0
Offering price per share						$ 76.80
Series A Preferred Stock
Class Of Stock [Line Items]
Preferred convertible stock, shares issued					313,500
Preferred convertible stock sold, per share					$ 3.84
Proceeds from sale of preferred convertible stock, gross					$ 1.2
Preferred stock annual dividend rate per share						0.0488
Preferred stock, liquidation preference per share						19.20
Convertible preferred stock conversion price per share						21.70
Series B Preferred Stock
Class Of Stock [Line Items]
Preferred convertible stock, shares issued				290,993
Preferred convertible stock sold, per share				$ 4.39
Proceeds from sale of preferred convertible stock, gross				$ 1.3
Additional number of shares issued for services and to satisfy debt obligation							866,613
Proceed from issuance of additional stock							$ 1.2
Preferred stock annual dividend rate per share						0.00
Convertible preferred stock conversion price per share						24.23
Series C Preferred Stock
Class Of Stock [Line Items]
Preferred convertible stock, shares issued			682,000
Preferred convertible stock sold, per share			$ 1.00
Proceeds from sale of preferred convertible stock, gross			$ 0.7
Preferred stock annual dividend rate per share						0.00
Convertible preferred stock conversion price per share						8.59
Series D Preferred Stock
Class Of Stock [Line Items]
Preferred convertible stock, shares issued		4,091,068
Preferred convertible stock sold, per share		$ 0.542
Proceeds from sale of preferred convertible stock, gross		$ 2.2
Preferred stock annual dividend rate per share						0.0488
Preferred stock, liquidation preference per share						2.168
Convertible preferred stock conversion price per share						5.42
Preferred Convertible Stock | IPO
Class Of Stock [Line Items]
Conversion of stock, shares converted	6,244,174
Conversion of stock, shares issued	753,611
Preferred stock dividends converted into common stock	505,576
Series E Preferred Redeemable Convertible Stock
Class Of Stock [Line Items]
Preferred convertible stock, shares issued											7,984,727	7,984,727
Preferred convertible stock sold, per share											$ 1.11	$ 1.11
Preferred stock, liquidation preference per share						4.44
Series F Preferred Redeemable Convertible Stock
Class Of Stock [Line Items]
Preferred convertible stock, shares issued										4,734,374
Preferred convertible stock sold, per share										$ 1.30
Preferred stock, liquidation preference per share						5.20
Series G Preferred Stock
Class Of Stock [Line Items]
Preferred convertible stock sold, per share								$ 1.30	$ 1.30
Preferred stock, liquidation preference per share						$ 5.20
Junior Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred convertible stock, shares outstanding						1,678,450
Junior Convertible Preferred Stock [Member] | Minimum
Class Of Stock [Line Items]
Preferred stock ownership percentage						50.00%